SUBSEQUENT EVENTS - Purchase Price (Details) (USD $)	Dec. 31, 2012
Subsequent Events [Abstract]
Cash and cash equivalents	$ 27,121
Accounts receivable (net)	111,581
Prepaid expenses and other current assets	7,851
Property and equipment	57,000
Purchased goodwill	478,721
Total assets acquired	682,274
Accounts payable and other accrued expenses	9,688
Total liabilities assumed	$ 9,688